ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,694,755	$ 1,667,965
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	560,854	602,120
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	59,604	69,939
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	380,825	346,256
Caribbean
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	440,511	486,876
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	223,307	129,926
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 29,654	$ 32,848